Note 16 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 806	$ 828
Non-capital losses	4,618	2,070
Deferred tax assets	5,424	2,898
Property and equipment	(519)	(219)
Investment in associate	(7,304)	(5,870)
Investments	(158)	(1,530)
Deferred tax liabilities, unrealized foreign exchange	(7,981)	(7,619)
Net deferred income tax liability	$ (2,557)	$ (4,721)